Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

29. Related Party Transactions

On July 9, 2012, we announced our CCIP to accelerate our development of EUV technology beyond the current generation and our development of future 450mm silicon wafer technology. One of the Participating Customers, Intel, agreed to fund EUR 829 million for our R&D projects. In addition Intel also agreed to invest in ordinary shares equal to 15 percent of our issued share capital (calculated giving effect to our synthetic share buyback in November 2012). Due to the equity investment, Intel is considered a related party of ASML as of July 9, 2012.

The total net sales to Intel (and its affiliates) in 2014 amounted to EUR 1,007.6 million (2013: EUR 494.7 million), whereas the outstanding liability as of December 31, 2014 amounted to EUR 386.8 million (December 31, 2013: EUR 182.3 million).

There have been no transactions during our most recent fiscal year, and there are currently no transactions, between ASML or any of its subsidiaries, and any other significant shareholder and any director or officer or any relative or spouse thereof other than ordinary course compensation arrangements. During our most recent fiscal year, there has been no, and at present there is no, outstanding indebtedness to ASML owed or owing by any director or officer of ASML or any associate thereof.